UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Palisades Hudson Asset Management, L.P.
Address:  2 Overhill Road, Suite 100
          Scarsdale, NY 10583

Form 13F File Number: 028-12109

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Eric Meermann
Title:    Chief Compliance Officer
Phone:    914-723-5000

Signature, Place, and Date of Signing:

      /s/ Eric Meermann             Scarsdale, NY              4-16-2008
     ---------------------          -------------              ---------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:           55

Form 13F Information Table Value Total:  $   158,612
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  Form 13F File Number  Name

1.28-00399        	State Street Corporation

Consolidated Positions as of 3-31-08
                                Title of                                        Investment             Other    Voting
Name of Issuer                   Class     CUSIP       Value       Shares       Discretion            Managers Authority
- ----------------------------------------------------------------------------------------------------------------------

A T & T Corp			 Common  00206R102     839,421.10   21,917	Shared-Other            1       None
A T & T Corp			 Common  00206R102         919.20       24	Full Discretion/Sole    N/A     Sole
Abbott Laboratories		 Common  002824100     316,561.00    5,740	Shared-Other            1       None
Apple Inc			 Common  037833100     403,235.00    2,810	Shared-Other            1       None
Bank Of America Corp		 Common  060505104     211,803.17    5,587	Shared-Other            1       None
Boeing Co			 Common  097023105     235,678.53    3,169	Shared-Other            1       None
BP Plc ADR			 Common  055622104     981,135.05   16,177	Shared-Other            1       None
Bristol-Myers Squibb Co		 Common  110122108     207,675.00    9,750	Shared-Other            1       None
Bristol-Myers Squibb Co		 Common  110122108       4,622.10      217	Full Discretion/Sole    N/A     Sole
Broadridge Financial		 Common  11133T103       1,408.00       80	Shared-Other            1       None
Broadridge Financial		 Common  11133T103     293,321.60   16,666	Full Discretion/Sole    N/A     Sole
Burlingtn Nthn Santa Fe		 Common  12189T104   1,063,019.94   11,527	Shared-Other            1       None
CH Robinson Worldwide Inc	 Common  12541W209     643,796.60   11,834	Shared-Other            1       None
CH Robinson Worldwide Inc	 Common  12541W209     414,745.60    7,624	Full Discretion/Sole    N/A     Sole
ChevronTexaco			 Common  166764100     434,055.60    5,085	Shared-Other            1       None
Cisco Systems Inc		 Common  17275R102     507,455.85   21,065	Shared-Other            1       None
Cisco Systems Inc		 Common  17275R102          48.18        2	Full Discretion/Sole    N/A     Sole
Coca Cola Company		 Common  191216100     334,054.56    5,488	Shared-Other            1       None
Colgate-Palmolive Co		 Common  194162103  41,924,328.03  542,733	Full Discretion/Sole    N/A     Sole
Comcast Corp Voting		 Common  20030N101     202,876.60   10,490	Shared-Other            1       None
Comcast Corp Voting		 Common  20030N101          38.68        2	Full Discretion/Sole    N/A     Sole
Comerica Incorporated		 Common  200340107     697,986.76   19,897	Shared-Other            1       None
Conocophillips			 Common  200340107     315,661.82    4,142	Shared-Other            1       None
Deere & Co			 Common  244199105      66,765.20      830	Shared-Other            1       None
Deere & Co			 Common  244199105     395,684.36    4,919	Full Discretion/Sole    N/A     Sole
Devon Energy Cp New		 Common  25179M103     143,975.40    1,380	Shared-Other            1       None
Devon Energy Cp New		 Common  25179M103     107,877.22    1,034	Full Discretion/Sole    N/A     Sole
Exxon Mobil Corporation		 Common  30231G102   1,481.164.96   17,512	Shared-Other            1       None
Exxon Mobil Corporation		 Common  30231G102     786,255.68    9,296	Full Discretion/Sole    N/A     Sole
Family Dollar Stores		 Common  307000109     368,959.50   18,921	Shared-Other            1       None
Family Dollar Stores		 Common  307000109      41,281.50    2,117	Full Discretion/Sole    N/A     Sole
Franklin Resources Inc		 Common  354613101     209,789.37    2,163	Shared-Other            1       None
General Electric Company	 Common  369604103   1,206,155.90   32,590	Shared-Other            1       None
General Electric Company	 Common  369604103     217,988.90    5,890	Full Discretion/Sole    N/A     Sole
Genzyme Corp Genl		 Common  372917104     372,103.68    4,992	Shared-Other            1       None
Hewlett-Packard Company		 Common  428236103     213,232.20    4,670	Shared-Other            1       None
Hewlett-Packard Company		 Common  428236103      43,285.68      948	Full Discretion/Sole    N/A     Sole
Intel Corp			 Common  458140100     485,763.30   22,935	Shared-Other            1       None
Intel Corp			 Common  458140100     254,160.00   12,000	Full Discretion/Sole    N/A     Sole
Intl Business Machines		 Common  459200101     531,946.80    4,620	Shared-Other            1       None
iShares MSCI Japan Idx Fd	 Common  464286848   1,941,038.08  156,914.96	Full Discretion/Sole    N/A     Sole
iShares Russell 2000 Value Ind	 Common  464287630   3,515,468.64   53,613.98	Full Discretion/Sole    N/A     Sole
iShares S&P Europe 350 Index	 Common  464287861  10,286,301.04   97,955.44	Full Discretion/Sole    N/A     Sole
iShares S&P SmallCap 600 Value	 Common  464287879  10,893,616.04  166,467.24	Full Discretion/Sole    N/A     Sole
iShares Tr S&P Smallcap 600 Id	 Common  464287804  16,434,440.01  274,227.27	Full Discretion/Sole    N/A     Sole
iShares Trust Russell 2000 Ind	 Common  464287655   1,181,816.33   17,305.85	Full Discretion/Sole    N/A     Sole
iShares Trust S&P 500 Index	 Common  464287200   4,299,950.82   32,518.72	Full Discretion/Sole    N/A     Sole
Johnson & Johnson		 Common  478160104     635,077.30    9,790	Shared-Other            1       None
JP Morgan Chase			 Common  46625H100     386,206.40    8,992	Shared-Other            1       None
Leggett & Platt Inc		 Common  524660107     161,268.75   10,575	Shared-Other            1       None
Lexmark Intl Inc Cl A		 Common  529771107     256,665.60    8,355	Shared-Other            1       None
MGM Mirage			 Common  552953101     283,741.56    4,828	Shared-Other            1       None
Microsoft Corp			 Common  594918104     483,027.60   17,020	Shared-Other            1       None
Microsoft Corp			 Common  594918104     733,566.24   25,848	Full Discretion/Sole    N/A     Sole
Morgan Stanley			 Common  617446448     226,397.80    4,954	Shared-Other            1       None
Oracle Corp			 Common  68389X105     228,480.36   11,681	Shared-Other            1       None
Pepsico Incorporated		 Common  713448108     324,611.20    4,496	Shared-Other            1       None
Philip Morris International In	 Common  718172109     218,050.38    4,311	Shared-Other            1       None
PNC Financial Services Group	 Common  693475105     981,976.32   14,976	Shared-Other            1       None
ProLogis Trust			 Common  743410102     321,316.74    5,459	Shared-Other            1       None
Simon Property Group Inc	 Common  828806109     362,534.82    3,902	Shared-Other            1       None
Smithfield Foods Inc		 Common  832248108     544,875.52   21,152	Shared-Other            1       None
Smithfield Foods Inc		 Common  832248108      77,537.60    3,010	Full Discretion/Sole    N/A     Sole
SPDR Trust Unit Sr 1		 Common  78462F103  44,672,902.61  338,508.01	Full Discretion/Sole    N/A     Sole
Steel Dynamics Inc		 Common  858119100     366,347.52   11,088	Shared-Other            1       None
Target Corporation		 Common  87612E106      93,251.20    1,840	Shared-Other            1       None
Target Corporation		 Common  87612E106     709,520.00   14,000	Full Discretion/Sole    N/A     Sole
Verizon Communications		 Common  92343V104     188,811.00    5,180	Shared-Other            1       None
Verizon Communications		 Common  92343V104      24,931.80      684	Full Discretion/Sole    N/A     Sole
Wellpoint Hlth Ntwks New	 Common  94973V107     227,269.50    5,150	Shared-Other            1       None
Wells Fargo & Co		 Common	 949746101     246,477.00    8,470	Shared-Other            1       None
Yum Brands Inc			 Common	 988498101     313,717.51    8,431	Shared-Other            1       None
Yum Brands Inc			 Common	 988498101      30,847.09      829	Full Discretion/Sole    N/A     Sole